Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of December 31,
	2020	2021
	USD	USD
Accounts receivable associated with loan recommendation services	$1,018,066	$11,594
Accounts receivable associated with prepaid payment network services	203,778	447,010
Less: Allowance for doubtful debts	-	(54,896)
Accounts receivable, net	$1,221,844	$403,708